PARENT COMPANY FINANCIAL INFORMATION - Condensed Statements of Cash Flow (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Net income	$ 4,557	$ 5,681	$ 18,567	$ 12,107
Adjustments to reconcile net income to net cash provided by operating activities:
Stock-based compensation	245	173	825	739
(Decrease) increase in accrued interest payable	(25)	(4)	(146)	(195)
Net other operating expenses	3,907	2,103	2,203	(950)
Net cash provided by operating activities	9,839	13,142	29,703	11,454
INVESTING ACTIVITIES
Net cash used in investing activities	(98,072)	(48,189)	(260,755)	(260,073)
FINANCING ACTIVITIES
Net proceeds of note payable	0	1,011
Repayment of subordinated notes			(4,500)	0
Issuance of common stock	0	165	165	86
Common stock dividends paid	(811)	(691)	(2,892)	(1,842)
Net cash provided by financing activities	13,101	120,868	430,101	218,291
Net increase (decrease) in cash and cash equivalents	(75,132)	85,821	199,049	(30,328)
Cash and cash equivalents at beginning of year	283,956	84,907	84,907	115,235
Cash and cash equivalents at end of year	208,824	170,728	283,956	84,907
Company
OPERATING ACTIVITIES
Net income			18,567	12,107
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiary			(16,913)	(11,467)
Stock-based compensation			825	739
(Decrease) increase in accrued interest payable			(27)	15
Net other operating expenses			(84)	(87)
Net cash provided by operating activities			2,368	1,307
INVESTING ACTIVITIES
Investment in equity securities			(360)	0
Net cash used in investing activities			(360)	0
FINANCING ACTIVITIES
Net proceeds of note payable			4,500	0
Repayment of subordinated notes			(4,500)	0
Issuance of common stock			21,123	86
Capital contribution to subsidiary			(20,000)	0
Common stock dividends paid			(2,892)	(1,842)
Net cash provided by financing activities			(1,769)	(1,756)
Net increase (decrease) in cash and cash equivalents			239	(449)
Cash and cash equivalents at beginning of year	$ 400	$ 161	161	610
Cash and cash equivalents at end of year			$ 400	$ 161